Income Taxes - Schedule of Tax Provision (Details) (Allied Integral United Inc) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax provision (benefit):
Total current tax benefit
Deferred Tax provision:
Total deferred tax provision
Allied Integral United Inc [Member]
Current tax provision (benefit):
Federal
State
Total current tax benefit
Deferred Tax provision:
Federal
State
Total deferred tax provision
Total tax provision